Discontinued Operations (Details 1) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 2,330,000
Gross profit	1,936,520
OPERATING EXPENSES:
Selling, general and administrative expenses	(2,678,821)	(392,722)
Research and development expenses	(448,508)
Loss from operations	(4,995,157)	(2,221,789)
OTHER INCOME (EXPENSES)
Interest income	136
Total other expense, net	31,083
Loss before income taxes	(4,973,614)	(2,222,497)
Income tax expense
Discontinued Operations [Member]
Revenue		21,131,607
Cost of revenue		19,055,814
Gross profit		2,075,793
OPERATING EXPENSES:
Provision for doubtful accounts		(3,773,983)
Selling, general and administrative expenses		(2,125,837)
Research and development expenses		(109,483)
Total operating expenses		(6,009,303)
Loss from operations		(3,933,510)
OTHER INCOME (EXPENSES)
Other expenses, net		1,409
Interest income		80
Interest expense		(1,068,628)
Finance expense		(402)
Estimated claims charges		(278,492)
Total other expense, net		(1,346,033)
Loss before income taxes		(5,279,543)
Income tax expense
Net loss from discontinued operations		$ (5,279,543)